Fair Value Measurements - Schedule of Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Recurring - Significant Unobservable Inputs (Level 3) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Mortgage servicing rights
Fair value of assets
Balance at beginning of period	$ 2,899	$ 2,659
Included in earnings	(1,200)	176
Included in other comprehensive income	0	0
Purchases	0	0
Sales	0	0
Issues	39	64
Settlements	0	0
Balance at end of period	1,738	2,899
Interest rate lock commitments
Fair value of assets
Balance at beginning of period	2	286
Included in earnings	(35)	(24)
Included in other comprehensive income	0	0
Purchases	0	0
Sales	(169)	(407)
Issues	243	147
Settlements	0	0
Balance at end of period	$ 41	$ 2